Future Minimum Lease Payments - Summary of Future Minimum Rents (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Leases [Abstract]
December 31, 2016, 2017		$ 665,242
March 31, 2017, 2018	$ 1,089,490
December 31, 2016, 2018		640,676
March 31, 2017, 2019	1,058,395
December 31, 2016, 2019		583,690
March 31, 2017, 2020	970,814
December 31, 2016, 2020		537,633
March 31, 2017, 2021	887,821
December 31, 2016, 2021		513,156
March 31, 2017, 2022	802,283
December 31, 2016, Thereafter		2,495,686
March 31, 2017, Thereafter	3,595,103
Operating Leases, Future Minimum Payments Due	$ 8,403,906	$ 5,436,083